Accrued expenses and other current liabilities	9 Months Ended
Sep. 30, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
9 .	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Deposits	12,870,155	14,233,431
Salary and welfare	3,952,163	4,202,461
Rental fee payables of short-term lease	653,105	245,772
Internet data center fee	387,478	517,466
Liabilities for return allowance s	363,191	392,316
Accrued administrative expense s	318,012	330,093
Professional fee	122,930	255,439
Vehicle fee	114,576	170,045
Interest payable	44,449	106,663
Payable related to employees’ exercise of share-based awards	42,979	92,079
Others	1,423,642	2,257,602

Total	20,292,680	22,803,367